Intangible assets, net - Schedule of weighted average amortization periods of intangible assets (Details) - Weighted Average	Dec. 31, 2025	Dec. 31, 2024
Agency contract rights
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years 2 months 12 days	3 years 2 months 12 days
Software
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years 8 months 12 days	4 years
Others
Weighted average amortization periods of intangible assets
Weighted average amortization period	4 years 10 months 24 days	3 years 2 months 12 days